Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Other income	$ 3,556
Deferred offering cost		878
Recognized income tax percentage	50.00%
Unrecognized tax benefits
Redemption price per share (in Dollars per share)	$ 2
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	20 years
Mabwell (Shanghai) Bioscience Co Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Receivables			$ 3,500
Other income	$ 3,500
AbMed [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	82.00%
Contingent Earnout Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Additional shares (in Shares)	14,500,000